Private Placements (Details) (USD $)	0 Months Ended				6 Months Ended	12 Months Ended			0 Months Ended				0 Months Ended				1 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended			0 Months Ended				0 Months Ended				6 Months Ended			0 Months Ended		0 Months Ended
	Sep. 20, 2012	Nov. 18, 2011	Oct. 28, 2011	Jun. 15, 2011	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011	May 31, 2011	Oct. 28, 2011 Placement Agent [Member]	Nov. 18, 2011 The Warrants [Member]	Oct. 28, 2011 The Warrants [Member]	Oct. 28, 2011 The Warrants [Member] Placement Agent [Member]	Jun. 15, 2011 Series A Common Stock Warrant [Member]	Jun. 15, 2011 Series B Common Stock Warrant [Member]	Jun. 15, 2011 Series C Common Stock Warrant [Member]	Oct. 28, 2011 Restricted Stock [Member] Placement Agent [Member]	Aug. 31, 2011 Amendment Agreement [Member]	Sep. 30, 2012 Bridge Warrant [Member]	Jun. 22, 2011 Warrant [Member]	Sep. 30, 2012 Warrant [Member]	Jun. 02, 2011 Warrant [Member]	Sep. 30, 2012 Warrant [Member] Placement Agent [Member]	Nov. 18, 2011 Common Stock [Member]	Oct. 28, 2011 Common Stock [Member]	Aug. 29, 2011 Bridge Debentures [Member]	Sep. 30, 2012 Bridge Debentures [Member] The Warrants [Member]	Aug. 29, 2011 Bridge Debentures [Member] Bridge Warrant [Member]	Aug. 29, 2011 Bridge Debentures [Member] Warrant [Member]	Sep. 30, 2012 Bridge Debentures [Member] Common Stock [Member]	Sep. 30, 2012 Rogai Note [Member]	Sep. 30, 2012 Rogai Note [Member] The Warrants [Member]	Sep. 30, 2012 Rogai Note [Member] Common Stock [Member]	Apr. 08, 2011 Octagon [Member]	Apr. 08, 2011 Octagon [Member] Warrant [Member]	May 31, 2011 Octagon [Member] Warrant [Member]	Apr. 08, 2011 Octagon [Member] Common Stock [Member]
Private Placement [Line Items]
Number of accredited investors				20																					6
Stock issued during the period				$ 292,500									$ 292,500	$ 146,250	$ 146,250		$ 292,500
Warrants issuance				585,000																		1,164,375				2,869,688			2,869,688					1,171,875
Proceeds from stock issuance, gross		345,000	12,155,000	1,170,000	12,500,000
Initial purchase price, per share				$ 4.0													$ 2.0								$ 2.0
Purchase price of stock, minimum				$ 2.0
Exercise price of warrants			1.0						0.8	1.0	1.0	1.0	3.0	5.0	10.0		4.0		0.82		3.15	0.64									0.8			1.0	1.0
Sales commission percentage									10.00%								10.00%
Sales commission percentage for additional expenses									2.00%								2.00%
Purchase percentage of number of shares to broker																	10.00%
Sales commission percentage of exercise of warrants																	10.00%
Gross proceeds from long term debt	1,275,000																								1,800,000
Interest rate																									12.00%					12.00%
Principal amount of debt																									1,800,000					107,000			750,000
Conversion of debt into equity, value																									4,000,000
Conversion price percentage equal to percentage paid by investors					80.00%																				80.00%
Common stock, par value per share					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001																	$ 0.0001
Conversion price																									$ 2.0		$ 2.0						$ 4.0
Maturity date																									Mar. 01, 2012
Unamortized discount on debt instrument																									244,000			1,556,289
Period of time for exercising									5 years	5 years	5 years									5 years							3 years
Value used to determine exercise price if no qualified financing occured																											0.9
Units issued, quantity		6.9	243.1
Units issued, per unit value			50,000
Units issued conversion quantity of shares										431,250	62,500												431,250	62,500
Invested amount demonstration			0.8
Invested amount demonstration, quantity of equity received											1													1
Private placement, net		$ 283,600	$ 10,610,653
Stock issued during the period, shares						914,100	4,085,563				15,193,750					100,000								15,194,695
Percentage of shares sold issued as commission									10.00%
Debenture conversion price					$ 0.64
Conversion of warrants, shares																		8,789,063	331,303												133,750	133,750		1,171,875		1,171,875
Disposition restriction period for executive officers					270 days
Disposition period limiting the number of common stock or other securities by executive officers					6 months
Maximum number of securities disposed of by officers, monthly					5,000